UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [ ]; Amendment Number:
                                               -----------------

        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Vernon
Title:  Managing Member of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ James Vernon               London, United Kingdom         February 14, 2011
-----------------------------  -----------------------------  -----------------
       [Signature]                  [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------------------
Form 13F Information Table Entry Total:            44
                                         ------------------------
Form 13F Information Table Value Total:         $576,325
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                    Quarter Ended December 31, 2010

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                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                                         --------  ------------------  ---------- -------- ---------------------
      NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC               COM              00724F101     2,924     95,000  SH        SOLE                   95,000
ALCON INC                   COM SHS          H01301102    16,340    100,000  SH        SOLE                  100,000
ANADARKO PETE CORP          COM              032511107     5,712     75,000  SH        SOLE                   75,000
ANADARKO PETE CORP          COM              032511107    22,848    300,000  SH  CALL  SOLE                  300,000
APPLE INC                   COM              037833100    16,128     50,000  SH        SOLE                   50,000
ART TECHNOLOGY GROUP INC    COM              04289L107     3,058    511,329  SH        SOLE                  511,329
ATLAS ENERGY INC            COM              049298102     8,794    200,000  SH        SOLE                  200,000
BANK OF AMERICA CORPORATION COM              060505104     6,670    500,000  SH  CALL  SOLE                  500,000
BARRICK GOLD CORP           COM              067901108    10,471    196,900  SH        SOLE                  196,900
BLACKSTONE GROUP L P        COM UNIT LTD     09253U108     4,245    300,000  SH        SOLE                  300,000
BRIGHAM EXPLORATION CO      COM              109178103     9,534    350,000  SH        SOLE                  350,000
BUCYRUS INTL INC NEW        COM              118759109    11,175    125,000  SH        SOLE                  125,000
CISCO SYS INC               COM              17275R102    20,230  1,000,000  SH  CALL  SOLE                1,000,000
CITIGROUP INC               UNIT 99/99/9999  172967416    20,504    150,000  SH        SOLE                  150,000
CITIGROUP INC               COM              172967101    26,961  5,700,000  SH        SOLE                5,700,000
DEERE & CO                  COM              244199105    10,381    125,000  SH        SOLE                  125,000
EMERSON ELEC CO             COM              291011104    16,865    295,000  SH        SOLE                  295,000
EXCO RESOURCES INC          COM              269279402     2,428    125,000  SH        SOLE                  125,000
GENERAL ELECTRIC CO         COM              369604103     4,573    250,000  SH        SOLE                  250,000
GENERAL MTRS CO             JR PFD CNV SRB   37045V209    24,350    450,000  PRN       SOLE                                 NONE
GENZYME CORP                COM              372917104    17,444    245,000  SH        SOLE                  245,000
GOLDCORP INC NEW            COM              380956409     8,047    175,000  SH        SOLE                  175,000
GOOGLE INC                  CL A             38259P508    10,097     17,000  SH        SOLE                   17,000
HECLA MNG CO                COM              422704106     2,308    205,000  SH  CALL  SOLE                  205,000
INTEL CORP                  COM              458140100     9,395    446,750  SH        SOLE                  446,750
KING PHARMACEUTICALS INC    COM              495582108    14,761  1,050,600  SH        SOLE                1,050,600
MEAD JOHNSON NUTRITION CO   COM              582839106     2,801     45,000  SH        SOLE                   45,000
MERCK & CO INC NEW          COM              58933Y105     7,208    200,000  SH        SOLE                  200,000
MICRON TECHNOLOGY INC       COM              595112103     2,807    350,000  SH        SOLE                  350,000
MICROSOFT CORP              COM              594918104     2,791    100,000  SH        SOLE                  100,000
MICROSOFT CORP              COM              594918104    13,955    500,000  SH  CALL  SOLE                  500,000
NEWFIELD EXPL CO            COM              651290108     3,966     55,000  SH        SOLE                   55,000
NEWMONT MINING CORP         COM              651639106     3,587     58,389  SH        SOLE                   58,389
OIL SVC HOLDRS TR           DEPOSTRY RCPT    678002106     4,919     35,000  SH        SOLE                   35,000
ORACLE CORP                 COM              68389X105     8,013    256,000  SH        SOLE                  256,000
POWERSHARES QQQ TRUST       UNIT SER 1       73935A104    54,460  1,000,000  SH  PUT   SOLE                1,000,000
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605     4,785    300,000  SH        SOLE                  300,000
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605    83,738  5,250,000  SH  CALL  SOLE                5,250,000
SELECT SECTOR SPDR TR       SBI INT-TECH     81369Y803    10,076    400,000  SH  CALL  SOLE                  400,000
SUNCOR ENERGY INC NEW       COM              867224107    13,555    354,000  SH        SOLE                  354,000
TRANSOCEAN LTD              REG SHS          H8817H100     6,951    100,000  SH  CALL  SOLE                  100,000
UNITED TECHNOLOGIES CORP    COM              913017109     8,108    103,000  SH        SOLE                  103,000
UNITED TECHNOLOGIES CORP    COM              913017109    27,552    350,000  SH  CALL  SOLE                  350,000
YAHOO INC                   COM              984332106    10,810    650,000  SH        SOLE                  650,000
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